LEASES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
At the beginning of the year	$ 15	$ 18
Increases	45
Result from measurement at present value	3	2
Decrease due to sale of equity interests in areas	(2)
Transfers		(1)
Reversal of unused amounts	(1)
Payments	(24)	(4)
At the end of the year	$ 36	$ 15